Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 1,577,600,000,000	¥ 1,232,400,000,000	¥ 1,247,000,000,000
Provision for credit losses	(8,148,000,000)	(277,995,000,000)	(484,210,000,000)
Trading account losses—net	(792,098,000,000)	(824,420,000,000)	(410,368,000,000)
Equity investment securities gains (losses)—net	18,313,000,000	(38,042,000,000)	47,775,000,000
Foreign exchange gains (losses)—net	25,232,000,000	106,868,000,000	99,337,000,000
Equity in earnings of equity method investees—net	398,086,000,000	436,583,000,000	355,730,000,000
Impairment of goodwill	(33,553,000,000)	0	(147,564,000,000)
Impairment of intangible assets	(5,151,000,000)	(33,301,000,000)	(21,680,000,000)
Reversal of (provision for) off-balance sheet credit instruments	(20,747,000,000)	(46,339,000,000)	56,749,000,000
Reversal of impairment (impairment) of assets held for sale	134,141,000,000	(134,141,000,000)	0
Gain on sale of MUFG Union Bank	557,954,000,000	0	0
Income (loss) before income tax expense (benefit)	656,734,000,000	(58,727,000,000)	1,608,342,000,000
Fixed assets:	1,368,100,000,000	1,294,100,000,000
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	1,578,000,000,000	1,232,000,000,000	1,247,000,000,000
Provision for credit losses	(8,000,000,000)	(278,000,000,000)	(484,000,000,000)
Trading account losses—net	(1,385,000,000,000)	(1,174,000,000,000)	(678,000,000,000)
Equity investment securities gains (losses)—net	(139,000,000,000)	(109,000,000,000)	1,480,000,000,000
Debt investment securities gains (losses)—net	517,000,000,000	139,000,000,000	(129,000,000,000)
Foreign exchange gains (losses)—net	(33,000,000,000)	(9,000,000,000)	9,000,000,000
Equity in earnings of equity method investees—net	398,000,000,000	437,000,000,000	356,000,000,000
Impairment of goodwill	(34,000,000,000)	0
Impairment of intangible assets	(5,000,000,000)	(33,000,000,000)	(22,000,000,000)
Reversal of (provision for) off-balance sheet credit instruments	(21,000,000,000)	(46,000,000,000)	57,000,000,000
Reversal of impairment (impairment) of assets held for sale	134,000,000,000	(134,000,000,000)	0
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	(283,000,000,000)	(3,000,000,000)	0
Gain on sale of MUFG Union Bank	558,000,000,000	0	0
Loss on pension buyout	(84,000,000,000)	0	0
Other—net	(536,000,000,000)	(81,000,000,000)	(80,000,000,000)
Income (loss) before income tax expense (benefit)	657,000,000,000	(59,000,000,000)	1,608,000,000,000
Fixed assets:	0	2,268,000,000,000	2,332,000,000,000
U.S. GAAP adjustments and other	0	974,000,000,000	964,000,000,000
Segment Reconciling Items | Japanese GAAP
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets:	¥ 0	¥ 1,294,000,000,000	¥ 1,368,000,000,000